SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Furniture, fixtures and equipment (Member)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years	3 years
Computer Trading and Clearing System [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5years	5 years